Condensed Consolidated Statements of Equity (Unaudited) (Parenthetical) - ¥ / shares	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash dividends: Common stock, per share	¥ 11.00	¥ 10.00
Mitsubishi UFJ Financial Group Shareholders' Equity [Member] | Unappropriated Retained Earnings [Member]
Cash dividends: Common stock, per share	¥ 11.00	¥ 10.00